Equity (Equity Issuances and Repurchases) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares outstanding at beginning of year	1,669,861,379	1,669,861,383	1,680,539,245
Shares issued	0	0	1,700,000	[1]
Shares repurchased	0	0	(12,300,000)
Shares outstanding at end of year	1,669,861,379	1,669,861,379	1,669,861,383

[1]	Includes share awards granted to directors and other nonemployees.